Note Payable - Related Party (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 01, 2020	Dec. 31, 2020	Dec. 31, 2019	May 01, 2018
Maturity date	Jan. 01, 2022
Note Payable - Related Party current and non-current		$ 1,285,000	$ 1,285,000
Promissory Note [Member]
Interest Payable		171,000	107,000
Interest expense		$ 64,000	$ 64,000
Chairperson and President [Member]
Interest rate				5.00%
Note Payable - Related Party				$ 1,285,000